Risk and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
Risk and Uncertainties	Risks and Uncertainties
Investment securities are exposed to various risks, such as interest rate fluctuations, market volatility and credit quality. The market, credit, investment and liquidity risks associated with each of the investment securities in which the Plan invests are described in the prospectus and statements of additional information for each of the mutual funds and collective investment trusts (together, the “funds/trusts”). The Plan is subject to such risks as a result of its investment in the funds/trusts. It is reasonably possible that real, threatened or perceived changes to these risks could materially affect the account balances of participants and the amounts reported in the Statements of Net Assets Available for Benefits and the Statement of Changes in Net Assets Available for Benefits.
The price of securities held by the funds/trusts may decline in response to certain events, including those directly involving the companies whose securities are owned by the funds/trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; cyber incidents; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the funds/trusts may involve large price swings and potential for loss.
Investments in securities issued by entities based outside the United States may be subject to the risks described above and may also be affected by foreign exchange; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.
Concentration of Investment Risk
At December 31, 2025, Plan participants’ accounts that are invested in Assurant, Inc. common stock are exposed to market risk since a significant change in stock price could cause large changes in Plan market values.